LEASES - Supplemental Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases
Cash amounts paid to settle lease liabilities, operating cash flow used for operating leases	$ 14,514	$ 10,552
Right-of-use assets obtained/(terminated) in exchange for lease liabilities, operating leases	$ 16,369	$ 5,651